T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
May 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 93.7%
FINANCIAL INSTITUTIONS 42.1%
Banking 27.4%
Ally Financial, 2.20%, 11/2/28  280 223
Australia & New Zealand Banking Group,
6.742%, 12/8/32 (1) 345 357
Bank of America, VR, 2.572%, 10/20/32 (2) 160 130
Bank of America, VR, 5.288%, 4/25/34 (2) 295 294
Bank of America, Series TT, VR, 6.125% (2)
(3) 155 151
Bank of Ireland Group, VR, 6.253%,
9/16/26 (1)(2) 300 298
Bank of Nova Scotia, 4.85%, 2/1/30  230 225
Barclays, VR, 2.852%, 5/7/26 (2) 760 714
Barclays, VR, 6.224%, 5/9/34 (2) 200 202
CaixaBank, VR, 6.208%, 1/18/29 (1)(2) 420 418
Capital One Financial, VR, 2.359%,
7/29/32 (2) 194 138
Capital One Financial, VR, 3.273%,
3/1/30 (2) 165 141
Capital One Financial, VR, 5.468%,
2/1/29 (2) 222 215
Citigroup, VR, 3.98%, 3/20/30 (2) 1,250 1,160
Citigroup, VR, 4.412%, 3/31/31 (2) 505 479
Citigroup, VR, 6.174%, 5/25/34 (2) 135 137
Credit Suisse, 1.25%, 8/7/26  250 214
Credit Suisse Group, 3.75%, 3/26/25  250 235
Danske Bank, VR, 4.298%, 4/1/28 (1)(2) 720 677
Discover Financial Services, 4.10%, 2/9/27  83 77
Fifth Third Bancorp, 2.375%, 1/28/25  35 33
Fifth Third Bancorp, 2.55%, 5/5/27  15 13
Fifth Third Bancorp, 3.95%, 3/14/28  126 115
Goldman Sachs Group, VR, 1.992%,
1/27/32 (2) 235 186
Goldman Sachs Group, VR, 2.383%,
7/21/32 (2) 240 193
Goldman Sachs Group, VR, 3.102%,
2/24/33 (2) 165 140
Goldman Sachs Group, VR, 4.223%,
5/1/29 (2) 1,180 1,115
HSBC Holdings, 4.95%, 3/31/30  405 396
HSBC Holdings, VR, 6.254%, 3/9/34 (2) 245 252
Huntington Bancshares, 2.625%, 8/6/24  140 131
Huntington Bancshares, 4.00%, 5/15/25  11 10
JPMorgan Chase, VR, 2.522%, 4/22/31 (2) 15 13
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 185 158
JPMorgan Chase, VR, 4.912%, 7/25/33 (2) 120 117
KBC Group, VR, 5.796%, 1/19/29 (1)(2) 560 564
Macquarie Bank, 6.798%, 1/18/33 (1) 290 291
Morgan Stanley, VR, 1.794%, 2/13/32 (2) 565 440
Morgan Stanley, VR, 4.431%, 1/23/30 (2) 930 893
Morgan Stanley, VR, 5.948%, 1/19/38 (2) 95 94
Morgan Stanley, VR, 6.342%, 10/18/33 (2) 310 333
NatWest Group, VR, 5.847%, 3/2/27 (2) 200 201
NatWest Group, VR, 7.472%, 11/10/26 (2) 200 208
Nordea Bank, 5.375%, 9/22/27 (1) 200 199
PNC Financial Services Group, Series T,
VR, 3.40% (2)(3) 30 22
Par/Shares $ Value
(Amounts in 000s)
Santander Holdings USA, VR, 2.49%,
1/6/28 (2) 319 279
Santander UK Group Holdings, VR, 1.532%,
8/21/26 (2) 1,135 1,016
U.S. Bancorp, VR, 4.839%, 2/1/34 (2) 155 146
UBS Group, VR, 5.959%, 1/12/34 (1)(2) 480 483
Wells Fargo, VR, 3.068%, 4/30/41 (2) 820 597
Wells Fargo, VR, 5.389%, 4/24/34 (2) 245 246
Wells Fargo, Series BB, VR, 3.90% (2)(3) 165 144
15,513
Brokerage Asset Managers
Exchanges 2.1%
Intercontinental Exchange, 2.65%, 9/15/40  245 173
Intercontinental Exchange, 3.00%, 6/15/50  240 164
LSEGA Financing, 2.00%, 4/6/28 (1) 385 332
LSEGA Financing, 2.50%, 4/6/31 (1) 635 535
1,204
Finance Companies 0.4%
AerCap Ireland Capital, 6.50%, 7/15/25  210 211
211
Insurance 8.6%
Aflac, 3.60%, 4/1/30  225 208
Assurant, 6.10%, 2/27/26  90 90
Centene, 2.50%, 3/1/31  290 232
Centene, 3.00%, 10/15/30  115 96
Centene, 3.375%, 2/15/30  110 94
Centene, 4.625%, 12/15/29  150 139
CNO Financial Group, 5.25%, 5/30/29  315 298
Corebridge Financial, 3.85%, 4/5/29  315 284
Equitable Financial Life Global Funding,
1.80%, 3/8/28 (1) 720 608
Equitable Holdings, 5.594%, 1/11/33  195 191
Health Care Service A Mutual Legal
Reserve, 3.20%, 6/1/50 (1) 405 283
Humana, 2.15%, 2/3/32  535 424
Humana, 3.70%, 3/23/29  165 153
Humana, 5.50%, 3/15/53  85 83
Jackson Financial, 5.17%, 6/8/27  275 264
Jackson National Life Global Funding,
5.50%, 1/9/26 (1) 250 247
MetLife, 6.50%, 12/15/32  125 138
UnitedHealth Group, 2.90%, 5/15/50  510 353
UnitedHealth Group, 5.05%, 4/15/53  285 280
UnitedHealth Group, 5.35%, 2/15/33  265 277
UnitedHealth Group, 5.875%, 2/15/53  140 153
4,895
Real Estate Investment Trusts 3.6%
Alexandria Real Estate Equities, 4.75%,
4/15/35  250 233
Boston Properties, 6.50%, 1/15/34  150 146
Brixmor Operating Partnership, 3.90%,
3/15/27  45 42
Brixmor Operating Partnership, 4.05%,
7/1/30  204 184
Healthcare Realty Holdings, 2.40%, 3/15/30  300 237
Healthcare Realty Holdings, 3.625%,
1/15/28  200 179
Kilroy Realty, 3.05%, 2/15/30  350 265
Kilroy Realty, 4.25%, 8/15/29  330 277

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Regency Centers, 3.70%, 6/15/30  202 181
Simon Property Group, 5.50%, 3/8/33  285 283
2,027
Total Financial Institutions 23,850
INDUSTRIAL 41.3%
Basic Industry 2.6%
ArcelorMittal, 6.55%, 11/29/27  435 450
Celanese U.S. Holdings, 6.05%, 3/15/25  200 201
Celanese U.S. Holdings, 6.165%, 7/15/27  215 216
Dow Chemical, 6.90%, 5/15/53  140 156
Sherwin-Williams, 2.95%, 8/15/29  20 18
South32 Treasury, 4.35%, 4/14/32 (1) 335 296
Westlake, 3.125%, 8/15/51  225 138
1,475
Capital Goods 1.9%
Carrier Global, 2.722%, 2/15/30  550 474
Eaton, 4.15%, 3/15/33  155 147
Regal Rexnord, 6.05%, 2/15/26 (1) 155 155
Stanley Black & Decker, 6.00%, 3/6/28  280 287
1,063
Communications 8.2%
American Tower Trust #1, 5.49%,
3/15/28 (1) 185 188
AT&T, 3.50%, 9/15/53  165 115
AT&T, 3.65%, 9/15/59  205 140
Comcast, 2.887%, 11/1/51  255 168
Crown Castle, 2.25%, 1/15/31  610 499
Crown Castle, 2.50%, 7/15/31  210 173
Meta Platforms, 4.45%, 8/15/52  405 342
Rogers Communications, 3.80%,
3/15/32 (1) 285 251
Rogers Communications, 4.35%, 5/1/49  10 8
Rogers Communications, 4.55%,
3/15/52 (1) 417 331
SBA Tower Trust, 1.631%, 11/15/26 (1) 475 413
SBA Tower Trust, 2.328%, 1/15/28 (1) 370 322
T-Mobile USA, 5.75%, 1/15/54  385 391
Take-Two Interactive Software, 4.95%,
3/28/28  300 297
Verizon Communications, 2.355%, 3/15/32  70 56
Verizon Communications, 2.875%,
11/20/50  355 225
Verizon Communications, 3.875%, 3/1/52  195 150
Warnermedia Holdings, 3.755%, 3/15/27  413 386
Warnermedia Holdings, 6.412%, 3/15/26  200 201
4,656
Consumer Cyclical 6.2%
Advance Auto Parts, 5.95%, 3/9/28  165 167
Best Buy, 1.95%, 10/1/30  255 205
Daimler Truck Finance North America,
5.125%, 1/19/28 (1) 150 150
General Motors Financial, 5.85%, 4/6/30  145 143
GLP Capital, 5.375%, 4/15/26  185 178
Hyundai Capital America, 2.375%,
10/15/27 (1) 240 211
Hyundai Capital America, 5.50%,
3/30/26 (1) 140 140
Lowe's, 4.25%, 4/1/52  265 211
Par/Shares $ Value
(Amounts in 000s)
Lowe's, 5.00%, 4/15/33  315 311
Lowe's, 5.75%, 7/1/53  50 50
Magna International, 5.50%, 3/21/33  385 393
Marriott International, 4.90%, 4/15/29  35 34
McDonald's, 4.20%, 4/1/50  150 126
Nissan Motor, 3.522%, 9/17/25 (1) 555 513
Ross Stores, 1.875%, 4/15/31  250 199
Ross Stores, 4.80%, 4/15/30  297 282
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 250 221
3,534
Consumer Non-Cyclical 12.8%
AbbVie, 4.05%, 11/21/39  360 309
AbbVie, 4.50%, 5/14/35  365 345
AbbVie, 4.70%, 5/14/45  345 310
Amgen, 5.25%, 3/2/30  235 237
Amgen, 5.60%, 3/2/43  145 144
Anheuser-Busch InBev Worldwide, 5.55%,
1/23/49  120 126
CVS Health, 5.05%, 3/25/48  590 533
CVS Health, 5.625%, 2/21/53  300 293
Danaher, 2.80%, 12/10/51  90 60
HCA, 3.375%, 3/15/29 (1) 45 40
HCA, 4.375%, 3/15/42 (1) 90 73
HCA, 5.375%, 9/1/26  325 323
Imperial Brands Finance, 6.125%,
7/27/27 (1) 200 203
IQVIA, 5.70%, 5/15/28 (1) 415 417
Mars, 4.75%, 4/20/33 (1) 290 288
Merck, 4.90%, 5/17/44  245 243
Pfizer Investment Enterprises, 5.30%,
5/19/53  365 375
Philip Morris International, 5.375%, 2/15/33  260 257
Philip Morris International, 5.75%, 11/17/32  345 354
Revvity, 1.90%, 9/15/28  820 698
Revvity, 2.25%, 9/15/31  305 244
STERIS Irish FinCo UnLtd, 2.70%, 3/15/31  695 578
Utah Acquisition Sub, 3.95%, 6/15/26  340 323
Utah Acquisition Sub, 5.25%, 6/15/46  205 156
Viterra Finance, 4.90%, 4/21/27 (1) 300 288
7,217
Energy 5.5%
DCP Midstream Operating, 5.625%,
7/15/27  65 65
Energy Transfer, 6.00%, 6/15/48  325 298
Enterprise Products Operating, 3.70%,
1/31/51  250 187
Enterprise Products Operating, 4.20%,
1/31/50  160 130
Hess, 7.125%, 3/15/33  70 77
Occidental Petroleum, 7.50%, 5/1/31  120 130
Occidental Petroleum, 8.875%, 7/15/30  120 138
ONEOK, 6.10%, 11/15/32  110 111
Ovintiv, 5.65%, 5/15/28  165 164
Pioneer Natural Resources, 5.10%, 3/29/26  75 75
Sabine Pass Liquefaction, 5.00%, 3/15/27  265 262
Targa Resources Partners, 5.50%, 3/1/30  165 158
Targa Resources Partners, 6.875%, 1/15/29  127 129
TransCanada PipeLines, 6.203%, 3/9/26  275 275

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Transcontinental Gas Pipe Line, 3.95%,
5/15/50  345 262
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  40 33
Var Energi, 7.50%, 1/15/28 (1) 500 523
Western Midstream Operating, 4.30%,
2/1/30  120 107
3,124
Technology 2.7%
CDW, 2.67%, 12/1/26  260 234
Equifax, 5.10%, 12/15/27  185 185
Micron Technology, 5.875%, 9/15/33  115 113
Micron Technology, 6.75%, 11/1/29  215 224
Oracle, 5.55%, 2/6/53  65 61
Oracle, 6.90%, 11/9/52  290 316
VMware, 1.80%, 8/15/28  170 142
Workday, 3.80%, 4/1/32  275 248
1,523
Transportation 1.4%
Canadian Pacific Railway, 3.50%, 5/1/50  375 282
ERAC USA Finance, 4.90%, 5/1/33 (1) 170 167
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 89 89
Transurban Finance, 2.45%, 3/16/31 (1) 300 246
784
Total Industrial 23,376
UTILITY 10.3%
Electric 9.7%
AEP Texas, 4.70%, 5/15/32  180 172
AES, 1.375%, 1/15/26  310 277
AES, 5.45%, 6/1/28  305 301
American Electric Power, 5.95%, 11/1/32  75 78
Baltimore Gas & Electric, 5.40%, 6/1/53  90 90
Duke Energy, 4.50%, 8/15/32  160 151
Duke Energy, 5.00%, 8/15/52  335 298
Duke Energy Progress, 5.25%, 3/15/33  135 138
Edison International, 4.70%, 8/15/25  190 186
Edison International, 6.95%, 11/15/29  155 165
EDP Finance, 6.30%, 10/11/27 (1) 200 208
Exelon, 3.35%, 3/15/32  420 367
Georgia Power, 4.70%, 5/15/32  305 297
Georgia Power, 4.95%, 5/17/33  205 202
Indiana Michigan Power, 5.625%, 4/1/53  15 15
NextEra Energy Capital Holdings, 3.00%,
1/15/52  420 274
Pacific Gas & Electric, 2.95%, 3/1/26  555 512
Pacific Gas & Electric, 6.70%, 4/1/53  100 97
PacifiCorp, 5.35%, 12/1/53  95 94
Public Service Company of Colorado,
5.25%, 4/1/53  255 251
Public Service of Oklahoma, 5.25%,
1/15/33  270 271
Southern, 5.113%, 8/1/27  155 155
Par/Shares $ Value
(Amounts in 000s)
Southern California Edison, 3.45%, 2/1/52  105 74
Southern California Edison, Series 20A,
2.95%, 2/1/51  330 212
Vistra Operations, 5.125%, 5/13/25 (1) 530 516
Xcel Energy, 4.60%, 6/1/32  80 77
5,478
Natural Gas 0.6%
NiSource, 5.25%, 3/30/28  60 60
NiSource, 5.40%, 6/30/33  85 85
Sempra Energy, 3.70%, 4/1/29  215 197
342
Total Utility 5,820
Total Corporate Bonds
(Cost $57,374) 53,046
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.2%
Owned No Guarantee 1.2%
Electricite de France, 5.70%, 5/23/28 (1) 200 202
NBN, 2.625%, 5/5/31 (1) 575 487
Total Foreign Government Obligations &
Municipalities
(Cost $774) 689
MUNICIPAL SECURITIES 0.2%
Colorado 0.2%
Colorado HFA, Covenant Living Community,
Series B, 2.80%, 12/1/26  145 137
Total Municipal Securities
(Cost $145) 137
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 0.9%
U.S. Treasury Obligations 0.9%
U.S. Treasury Bonds, 2.00%, 11/15/41  555 408
U.S. Treasury Bonds, 3.625%, 2/15/53  100 96
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $595) 504
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund,
5.11% (4)(5) 1,226 1,226
Total Short-Term Investments
(Cost $1,226) 1,226
Total Investments in Securities 98.2%
(Cost $60,114) $ 55,602
Other Assets Less Liabilities 1.8% 1,020
Net Assets 100.0% $ 56,622

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

.
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $12,230 and represents
21.6% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Seven-day yield
(5) Affiliated Companies
HFA Health Facility Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: JPMorgan Chase, A1*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24 * 885 9 2 7
BNP Paribas, Protection Sold (Relevant Credit: Morgan Stanley, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/24 * 465 4 (2) 6
Total Bilateral Credit Default Swaps, Protection Sold — 13
Total Bilateral Swaps — 13
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: MetLife, A3*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/28 * 69 — (1) 1
Total Centrally Cleared Credit Default Swaps, Protection Sold 1
Total Centrally Cleared Swaps 1
Net payments (receipts) of variation margin to date (1)
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of May 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s
(S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 35 U.S. Treasury Long Bond contracts 9/23 4,492 $ 52
Short, 1 U.S. Treasury Notes five year contracts 9/23 (109) —
Long, 17 U.S. Treasury Notes ten year contracts 9/23 1,946 2
Long, 40 U.S. Treasury Notes two year contracts 9/23 8,233 (9)
Short, 5 Ultra U.S. Treasury Bonds contracts 9/23 (684) (11)
Short, 23 Ultra U.S. Treasury Notes ten year contracts 9/23 (2,770) (14)
Net payments (receipts) of variation margin to date 2
Variation margin receivable (payable) on open futures contracts $ 22

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ —# $ — $ 17+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government Reserve Fund, 5.11% $ 994  ¤  ¤ $ 1,226^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $17 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,226.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 54,376 $ — $ 54,376
Short-Term Investments 1,226 — — 1,226
Total Securities 1,226 54,376 — 55,602
Swaps* — 14 — 14
Futures Contracts* 54 — — 54
Total $ 1,280 $ 54,390 $ — $ 55,670
Liabilities
Futures Contracts* $ 34 $ — $ — $ 34
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.